Basis of presentation	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Basis of presentation
2.	Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), taking into account the recommendations of the International Financial Reporting Standards Interpretations Committee (“IFRS IC”). The consolidated financial statements are presented in Euro. Amounts are stated in thousands of Euros, unless otherwise indicated.
The Group had a
non-controlling
interest, representing approximately 3.96% of the Group’s Immatics US, Inc. subsidiary as of December 31, 2019 and 2018. On July 1, 2020 and as part of the ARYA Merger, the non-controlling
interest of MD Anderson in Immatics US, Inc. was exchanged for ordinary shares in Immatics N.V. See note 3 for further details.
Short-term deposits, which have an original maturity between three and nine months, were previously classified within Other current assets and have been retrospectively presented as a separate line item, Other financial assets, within the Statement of Financial Position. This change resulted in a reclassification of €16.0 million as of December 31, 2019. This change in presentation was made after review of the Group’s financial statements subsequent to the ARYA Merger to ensure better comparability of the financial statements with peer companies and provide more relevant presentation within the Group’s financial statements.

2.1	Going concern
Since inception, the Group’s activities have consisted primarily of raising capital and performing research and development activities to advance its technologies. The Group is still in the development phase and has not yet marketed any products commercially. Immatics’ ongoing success depends on the successful development and regulatory approval of its products and its ability to finance operations. The Group will seek additional funding to reach its development and commercialization objectives.
The Group plans to seek funds through further private or public equity financings, debt financings, collaboration agreements and marketing, distribution or licensing arrangements. The Group may not be able to obtain financing or enter into collaboration or other arrangements on acceptable terms. If the Group is unable to obtain funding, it could be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects. However, Immatics’ cash and cash equivalents as well as short-term deposits will be sufficient to fund operating expenses and capital expenditure requirements for at least twelve months from the issuance date and expect a cash reach for at least twelve months.
The accompanying consolidated financial statements have been prepared on a going concern basis. This contemplates the Group will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. The consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that would be necessary, was the Group unable to continue as a going concern.

2.2	Correction of classification of Statement of Cash Flows
During the third quarter of 2020, the Group identified and corrected the classification of short-term deposits with an original maturity dates between three and nine months within the Statement of Cash Flows which resulted in a misclassification within the Statement of Cash Flows since 2018.
The Company has evaluated the effect of this misclassification, both qualitatively and quantitatively, and concluded that the correction did not have a material impact on, nor require amendment of, any previously filed financial statements. In the Statement of Cash Flows, the changes in short-term deposits were previously classified as (Increase) decrease in other assets within operating activities and has been retrospectively corrected and presented as separate line items within investing activities.
This correction of classification resulted in the following impact to the Statement of Cash Flows:

	Year ended December 31, 2019			Year ended December 31, 2018
	As reported	Adjustment	As revised	As reported	Adjustment	As revised
(Increase) decrease in other assets	(4,419)	2,922	(1,497)	(7,493)	13,101	5,608
Net cash provided by operating activities	68,045	2,922	70,967	7,583	13,101	20,684
Cash paid for investments classified in Other financial assets	—	(20,473)	(20,473)	—	(13,101)	(13,101)
Cash received from maturity of investments classified in Other financial assets	—	17,551	17,551	—	—	—
Net cash used in investing activities	(2,137)	(2,922)	(5,059)	(413)	(13,101)	(13,514)

Total effect on Cash Flow	—	—	—	—	—	—

	Three months ended March 31, 2020			Six months ended June 30, 2020
	As reported	Adjustment	As revised	As reported	Adjustment	As revised
(Increase) decrease in other assets	(17,209)	16,836	(373)	14,917	(16,023)	(1,106)
Net cash provided by/ (used in) operating activities	(28,286)	16,836	(11,450)	(11,716)	(16,023)	(27,739)
Cash paid for investments classified in Other financial assets	—	(32,859)	(32,859)	—	(32,859)	(32,859)
Cash received from maturity of investments classified in Other financial assets	—	16,023	16,023	—	48,882	48,882
Net cash provided by/ (used in) investing activities	(2,387)	(16,836)	(19,223)	(4,550)	16,023	11,473

Total effect on Cash Flow	—	—	—	—	—	—

There is no impact on the Group’s Consolidated Statement of Financial Position, Consolidated Statement of Changes in Shareholders’ Deficit, Consolidated Statement of Loss, Net loss per share, Consolidated Statement of Comprehensive Loss, and no impact to financing cash flows for the any of the periods presented.

2.3	Restatement of Consolidated Financial Statements to correct the presentation of the warrants
On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission (the “SEC”) together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). The Staff Statement clarified guidance for all SPAC-related companies regarding the accounting and reporting for their warrants that could result in the warrants issued by SPACs being classified as a liability measured at fair value, with non-cash fair value adjustments recorded in the statement of operations for each reporting period. This guidance was applicable for companies that reported using U.S. GAAP.
Under IFRS, there are alternative perspectives on whether warrants issued by a SPAC that are considered in determining the IFRS 2 charge for listing services can (i) continue to be accounted for under IFRS 2 and presented in equity or (ii) should be evaluated under IAS 32 and presented as a liability and adjusted to fair value at the balance sheet date.
Given the alternative perspectives, Immatics believed there was a choice to account for the warrants under IFRS 2 as part of equity or as a liability under IAS 32 and elected to present the warrants as part of equity. However, Immatics has observed that another foreign private issuer has restated its financial statements recently following the dialogue it reported with the Staff, and changed the presentation of its warrants from equity to liability under IFRS.
Immatics previously classified its warrants as equity. The Company reviewed and discussed the accounting treatment of its warrants with its financial advisors and the audit committee of its board of directors and evaluated the applicability and potential impact of the SEC Staff’s view on the accounting for the warrants under IFRS.
Following this review and evaluation, and after consulting with management, the Company’s board of directors, upon the recommendation of the audit committee, concluded that, in light of the recent developments it should restate its financial statements to correct for the misapplication of IFRS and to account for the warrants as a liability that is adjusted to fair value Therefore the Company’s audited consolidated financial statements for the year ended December 31, 2020 (the “Affected Period”) should no longer be relied upon and should be restated to present the warrants as a liability and to adjust for the changes in fair value. Further, any previously furnished or filed reports, earnings releases, guidance, investor presentations or similar communications regarding the restatement information for the Affected Period should also no longer be relied upon.
This restatement results in non-cash, non-operating financial statement corrections for the Affected Period.

Effect of Restatement on the Consolidated Financial Statements for the year ended December 31, 2020
The impact of the restatement on the Consolidated Balance Sheet, Consolidated Statement of Loss and Consolidated Statement of Cash Flows for the year ended December 31, 2020 is presented below.
This change in presentation of the warrants resulted in the following impact to the Consolidated Statement of Financial Position:

	Year ended December 31, 2020
	As previously reported	Adjustment	As restated
	(Euros in thousands)
Total Assets	254,646	—	254,646

Other financial liabilities	—	16,869	16,869

Total current liabilities	60,609	16,869	77,478

Total non-current liabilities	89,781	—	89,781

Total liabilities	150,390	16,869	167,259

Shareholders’ equity (deficit)
Share capital	629	—	629
Share premium	573,339	(34,645)	538,695
Accumulated deficit	(462,253)	17,775	(444,478)
Other reserves	(7,459)	—	(7,459)
Total equity (deficit) attributable to shareholders of the parent	104,256	(16,869)	87,387

Total shareholders’ equity (deficit)	104,256	(16,869)	87,387

Total liabilities and shareholders’ equity (deficit)	254,646	—	254,646

This change in presentation of the warrants resulted in the following impact to the Consolidated Statement of Loss:

	Year ended December 31, 2020
	As previously reported	Adjustment	As restated
	(Euros in thousands)
Change in fair value of warrant liabilities	—	17,775	17,775

Financial result	(159,900)	17,775	(142,126)

Loss before taxes	(229,616)	17,775	(211,841)
Taxes on income	—	—	—

Net loss	(229,616)	17,775	(211,841)
Attributable to:
Equity holders of the parent	(229,059)	17,775	(211,284)
Non-controlling interest	(557)	—	(557)

Net loss	(229,616)	17,775	(211,841)

Net loss per share—basic and diluted	(4,77)	0,37	(4,40)
Weighted average shares outstanding—basic and diluted	48,001,228	—	48,001,228
This change in presentation of the warrants resulted in the following impact to th
e
 Consolidated Statement of Cash Flows:

	Year ended December 31, 2020
	As previously reported	Adjustment	As restated
	(Euros in thousands)
Loss before taxation	(229.616)	17,775	(211,841)
Adjustment to reconcile net loss to net cash used in operating activities	168,768	(17,775)	150,993
Net cash provided by/(used in) operating activities	(85,61 0)	—	(85,61 0)
Net cash provided by/(used in) investing activities	(15,949)	—	(15,949)
Net cash provided by/(used in) financing activities	207,883	—	207,883

Net increase in cash and cash equivalents	106,324	—	106,324

Cash and cash equivalents at beginning of period	103,353	—	103,353

Effects of exchange rate changes on cash and cash equivalents	(2,147)	—	(2,147)

Cash and cash equivalents at end of period	207,530	—	207,530

2.4	COVID-19
In December
2019, a novel strain of coronavirus
(“COVID-19”)
emerged. On January 30, 2020, the World Health Organization declared the outbreak a pandemic and a global emergency. In response, many countries and businesses instituted travel restrictions, quarantines, and office closures that are still in place. The extent of the pandemic and governmental responses may impact our ability to obtain raw materials and equipment used for research and development, obtain sufficient additional funds to finance our operations, and conduct clinical trials, any of which could materially and adversely affect our business.
Management continues to monitor the situation and enacted significant measures to protect the Group’s supply chain, employees, and the execution of clinical trials. To date, the pandemic has resulted in a slowdown in activities related to the Group’s laboratory operations and at some of its suppliers. The ongoing spread of
COVID-19
may also negatively impact the Group’s ability to conduct clinical trials, including potential delays and restrictions on the Group’s ability to recruit and retain patients, principal investigators and healthcare employees.
COVID-19
could also affect the operations of contract research organizations, which may also result in delays or disruptions in the supply of product candidates. Immatics continues to expand its clinical programs with additional clinical trial sites opening in the U.S. and in Europe.
Due to
COVID-19,
the Group has also experienced delays in research activities performed under its collaboration agreements. Consequently, the Group recognized less revenue under these agreements in 2020 than previously planned. Management believes the declines in revenue associated with the delay in research activities are largely temporary, as the revenue is primarily associated with non-refundable
upfront payments recognized on a
cost-to-cost
basis.
COVID-19
may continue to impact the timing and amount of revenue recognized under these agreements in the future.